Ivy Funds VIP Small Cap Value
Ivy Funds VIP Small Cap Value
Objective
To seek to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Ivy Funds VIP Small Cap Value
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Ivy Funds VIP Small Cap Value
Management Fees		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.07%
Acquired Fund Fees and Expenses	[1]	0.12%
Total Annual Portfolio Operating Expenses	[2]	1.29%
[1]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the business development companies (BDCs) in which the Portfolio invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. These expenses are based on the total expense ratio of the BDCs for each BDC's most recent fiscal period.
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ivy Funds VIP Small Cap Value	131	409	708	1,556

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies
Ivy Funds VIP Small Cap Value seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes are undervalued. Under normal market conditions, at least 80% of the Portfolio’s net assets will be invested, at the time of purchase, in common stocks of small cap companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. The Portfolio seeks to invest in stocks that WRIMCO believes are undervalued stocks or those stocks trading at a significant discount relative to the intrinsic value of the company estimated by WRIMCO and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. These equity securities will consist primarily of common stocks, some of which may be offered in initial public offerings (IPOs).

To identify securities for the Portfolio, WRIMCO primarily utilizes fundamental, bottom-up research while considering a top-down (assess the market and economic environment) and quantitative analysis. The estimated intrinsic value of companies is primarily determined by WRIMCO based on cash flow generation, normalized earnings power and/or underlying asset values, but other valuation factors are also considered such as price to earnings and price to book value. WRIMCO also considers a company’s asset growth, changes in share count, and changes in working capital. The Portfolio emphasizes companies which may have a clearly identifiable catalyst that WRIMCO believes will help it achieve its estimated intrinsic value. In addition, WRIMCO attempts to diversify the Portfolio’s holdings among sectors in an effort to minimize risk and to prevent excess volatility. The Portfolio typically holds a small number (generally 40 to 65) of stocks.

WRIMCO will typically sell a stock when, in WRIMCO’s opinion, it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO’s expectations. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Catalyst Risk.   Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Portfolio may experience losses.

  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

  Holdings Risk. The Portfolio tends to be invested in a small number (generally 40 to 65) of stocks. As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.

  Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Portfolio’s performance; however, any positive effect of investments in IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions.

  Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

  Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO, undervalued. The value of a security believed by WRIMCO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of an index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance prior to September 22, 2003, reflects the performance of the Advantus Small Company Value Portfolio (predecessor fund) which was reorganized as the Portfolio on September 22, 2003. The Portfolio would have had substantially similar annual returns and would have differed from the predecessor fund only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

State Street Research & Management served as the investment subadvisor to the Portfolio until January 31, 2005, when BlackRock Financial Management, Inc. became the Portfolio’s investment subadvisor. From January 20, 2006 to March 24, 2008, BlackRock Capital Management, Inc., an affiliate of BlackRock Financial Management, Inc., served as the Portfolio’s investment subadvisor. On March 24, 2008, WRIMCO, the Portfolio’s investment manager, assumed direct investment management responsibilities for the Portfolio.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

During the periods for which performance is shown, the Portfolio’s investment objective was to seek long-term accumulation of capital. Effective as of the date of this Prospectus, the Portfolio changed its investment objective to seeking to provide capital appreciation.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 22.17% (the second quarter of 2003) and the lowest quarterly return was -27.13% (the third quarter of 2002).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
Ivy Funds VIP Small Cap Value	(12.79%)	0.17%	5.38%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) Ivy Funds VIP Small Cap Value	(5.50%)	(1.87%)	6.40%
Lipper Variable Annuity Small-Cap Value Funds Universe Average (net of fees and expenses) Ivy Funds VIP Small Cap Value	(5.14%)	(0.14%)	7.16%